Segment Reporting (Schedule Of Depreciation Expense And Capital Expenditures Of Segments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation expense	$ 233	$ 256	$ 271
Capital expenditures	105	168	273
Cigarettes [Member]
Segment Reporting Information [Line Items]
Depreciation expense	142	164	168
Capital expenditures	26	54	147
Smokeless Products [Member]
Segment Reporting Information [Line Items]
Depreciation expense	31	32	41
Capital expenditures	24	19	18
Cigars [Member]
Segment Reporting Information [Line Items]
Depreciation expense	3	3	2
Capital expenditures	20	16	4
Wine [Member]
Segment Reporting Information [Line Items]
Depreciation expense	25	23	22
Capital expenditures	25	22	24
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation expense	32	34	38
Capital expenditures	$ 10	$ 57	$ 80